JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited)

Investments	Principal Amount ($000)	Value ($000)
MUNICIPAL BONDS — 96.6%(a)
California — 96.6%
Certificate of Participation/Lease — 0.3%
City of Livermore Series 2020B, COP, 4.00%, 10/1/2028	885	1,072

Education — 3.8%
California Educational Facilities Authority, Pomona College Series A, Rev., Zero Coupon, 7/1/2026	2,000	1,923
California Educational Facilities Authority, Stanford University
Series T-5, Rev., 5.00%, 3/15/2023	1,500	1,631
Series U-2, Rev., 5.00%, 10/1/2032	1,500	2,097
Series T-1, Rev., 5.00%, 3/15/2039	1,500	2,199
University of California
Series AM, Rev., 5.00%, 5/15/2028	1,500	1,704
Series 2020BE, Rev., 5.00%, 5/15/2035	2,000	2,648
Series AR, Rev., 5.00%, 5/15/2035	1,500	1,808
University of California, Limited Project Series O, Rev., 5.00%, 5/15/2034	1,500	1,900

		15,910

General Obligation — 32.7%
Allan Hancock Joint Community College District GO, 5.00%, 8/1/2030	1,250	1,426
Chaffey Joint Union High School District
Series F, GO, Zero Coupon, 2/1/2033	230	185
Series F, GO, Zero Coupon, 2/1/2034	545	424
City and County of San Francisco
Series 2020-R1, GO, 5.00%, 6/15/2029	2,000	2,587
Series 2020-R1, GO, 5.00%, 6/15/2030	2,500	3,217
City and County of San Francisco, Transportation and Road Improvement Series 2020B, GO, 2.00%, 6/15/2029	2,500	2,663
City of San Jose, Disaster Preparedness, Public Safety and Infrastructure
Series A-1, GO, 5.00%, 9/1/2036	1,500	1,920
Series 2019A-1, GO, 5.00%, 9/1/2038	2,710	3,453
Coast Community College District, Election of 2002 Series B, GO, AGM, Zero Coupon, 8/1/2030	2,000	1,744
County of Los Angeles, Beverly Hills Unified School District, Election of 2008, Capital Appreciation GO, Zero Coupon, 8/1/2023	1,500	1,493
County of Santa Clara, Campbell Union High School District, Election of 2016
Series B, GO, 5.00%, 8/1/2033	370	448
Series B, GO, 5.00%, 8/1/2035	2,000	2,413
East Side Union High School District Series B, GO, NATL-RE, 5.25%, 2/1/2026	2,000	2,361
Escondido Union High School District, Election of 2008
Series A, GO, AGC, Zero Coupon, 8/1/2025	1,500	1,456
Series 2009A, GO, AGC, Zero Coupon, 8/1/2029	1,000	893
Evergreen Elementary School District, Election of 2006 Series B, GO, AGC, Zero Coupon, 8/1/2024	1,915	1,882
Los Angeles Unified School District Series 2021A, GO, 5.00%, 7/1/2028	1,500	1,938
Los Angeles Unified School District, Ad Valorem Property Tax
Series A, GO, 5.00%, 7/1/2023	2,550	2,807
Series 2019A, GO, 5.00%, 7/1/2032	1,500	1,961
Manhattan Beach Unified School District, Election of 2008 Series 2009A, GO, Zero Coupon, 9/1/2031	2,335	1,993
Marin Healthcare District, Election of 2013 Series 2017A, GO, 5.00%, 8/1/2032	965	1,192
Menlo Park City School District, Crossover Capital Appreciation
GO, Zero Coupon, 7/1/2031	500	381
GO, Zero Coupon, 7/1/2032	880	640
Mount Diablo Unified School District, Election of 2010 Series 2012E, GO, 5.00%, 8/1/2026	1,210	1,278
Mount San Antonio Community College District, Election of 2008 Series 2013A, GO, Zero Coupon, 8/1/2023	3,205	2,108
Mountain View Los Altos Union High School District, Santa Clara County, Election of 2018 Series B, GO, 3.00%, 8/1/2031	1,000	1,166

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Mountain View-Whisman School District, Election of 2020 Series A, GO, 4.00%, 9/1/2022	700	734
Murrieta Valley Unified School District GO, AGM, Zero Coupon, 9/1/2024	1,000	983
Napa Valley Community College District, Election of 2002 Series B, GO, NATL-RE, Zero Coupon, 8/1/2026	1,215	1,155
Napa Valley Unified School District, Election of 2006 Series A, GO, Zero Coupon, 8/1/2027	2,000	1,855
Newport Mesa Unified School District, Election of 2005 Series 2007, GO, NATL-RE, Zero Coupon, 8/1/2030	4,500	3,963
Palo Alto Unified School District, Election of 2008
GO, Zero Coupon, 8/1/2022	1,500	1,498
GO, Zero Coupon, 8/1/2025	1,015	991
GO, Zero Coupon, 8/1/2026	1,790	1,726
GO, Zero Coupon, 8/1/2027	2,360	2,239
San Diego Community College District, Election of 2002 GO, Zero Coupon, 8/1/2035	1,500	1,170
San Diego Unified School District, Dedicated Unlimited Ad Valorem Property Tax, Election of 2018 Series 2019A, GO, 5.00%, 7/1/2021	2,065	2,073
San Diego Unified School District, Election of 1998
Series 1998C-2, GO, AGM, 5.50%, 7/1/2024	2,010	2,332
Series F-1, GO, AGM, 5.25%, 7/1/2028	2,500	3,274
San Francisco Bay Area Rapid Transit District, Election of 2004
Series D, GO, 5.00%, 8/1/2032	2,000	2,361
Series 2019F-1, GO, 5.00%, 8/1/2035	3,000	3,938
San Jose Unified School District GO, 5.00%, 8/1/2021	575	580
San Jose Unified School District, Election of 2002
Series C, GO, NATL-RE, Zero Coupon, 8/1/2025	2,000	1,944
Series C, GO, NATL-RE, Zero Coupon, 6/1/2031	3,035	2,605
San Juan Unified School District GO, AGM, Zero Coupon, 8/1/2024	1,750	1,725
San Mateo County Community College District, Election of 2001 Series 2005B, GO, NATL-RE, Zero Coupon, 9/1/2027	1,130	1,068
San Mateo County Community College District, Election of 2005
Series A, GO, NATL-RE, Zero Coupon, 9/1/2024	1,400	1,381
Series B, GO, NATL-RE, Zero Coupon, 9/1/2026	2,000	1,924
Series A, GO, NATL-RE, Zero Coupon, 9/1/2029	2,000	1,805
Series B, GO, NATL-RE, Zero Coupon, 9/1/2034	1,000	800
San Mateo County Community College District, Election of 2014 Series B, GO, 5.00%, 9/1/2033	1,000	1,288
San Rafael City Elementary School District, Election of 2002 Series 2004B, GO, NATL-RE, Zero Coupon, 8/1/2029	2,000	1,765
Santa Monica Community College District, Election of 2004 Series 2009C, GO, Zero Coupon, 8/1/2027	1,000	935
South San Francisco Unified School District, Measure J, Dedicated Unlimited Ad Valorem Property Tax Series C, GO, Zero Coupon, 9/1/2028	1,800	1,574
State of California, School Facilities GO, 4.00%, 9/1/2032	2,000	2,329
State of California, Various Purpose
GO, 5.00%, 9/1/2021	1,000	1,012
GO, 5.00%, 8/1/2026	1,320	1,623
GO, 5.00%, 8/1/2027	2,000	2,523
GO, 5.25%, 9/1/2027	1,575	1,595
GO, 5.00%, 11/1/2027	3,000	3,809
GO, 4.00%, 3/1/2029	1,000	1,231
GO, 5.00%, 11/1/2029	2,000	2,647
GO, 5.00%, 12/1/2029	2,000	2,233
GO, 5.00%, 8/1/2030	2,000	2,503
GO, 5.00%, 9/1/2030	1,000	1,012
GO, 5.00%, 8/1/2031	1,500	1,740
GO, 5.00%, 10/1/2031	1,000	1,318
GO, 5.00%, 11/1/2031	1,130	1,523
GO, 5.00%, 8/1/2032	1,500	1,875
GO, 5.00%, 10/1/2032	3,000	3,447
GO, 5.00%, 8/1/2033	1,000	1,219
GO, 5.00%, 3/1/2035	1,000	1,313
GO, 5.00%, 4/1/2036	1,000	1,294
GO, 5.00%, 8/1/2036	2,650	3,394
GO, 5.00%, 8/1/2037	1,430	1,829
Tulare Local Health Care District
GO, 4.00%, 8/1/2024	410	453
GO, 4.00%, 8/1/2025	455	514
Upland Unified School District, Election of 2008 Series 2008A, GO, AGM, Zero Coupon, 8/1/2030	1,500	1,295

		137,446

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Hospital — 5.7%
Abag Finance Authority for Nonprofit Corp., Sharp Healthcare Series 2014A, Rev., 5.00%, 8/1/2031	1,000	1,091
California Health Facilities Financing Authority, Adventist Health System
Series 2013A, Rev., 5.00%, 3/1/2026	1,400	1,511
Series 2016A, Rev., 4.00%, 3/1/2029	2,165	2,462
California Health Facilities Financing Authority, Cedars-Sinai Medical Center
Rev., 5.00%, 11/15/2030	250	299
Rev., 5.00%, 11/15/2032	400	477
Series 2016A, Rev., 5.00%, 8/15/2033	3,500	4,253
Series 2016B, Rev., 5.00%, 8/15/2035	1,500	1,820
California Health Facilities Financing Authority, Kaiser Permanente Subseries A-1-G, Rev., 5.00%, 11/1/2027	1,720	2,189
California Health Facilities Financing Authority, Lucile Salter Packard Children’s Hospital at Stanford
Series 2014A, Rev., 5.00%, 8/15/2027	580	655
Series 2014A, Rev., 5.00%, 8/15/2028	850	956
Series 2014A, Rev., 5.00%, 8/15/2030	655	733
Series A, Rev., 5.00%, 8/15/2030	1,000	1,195
California Health Facilities Financing Authority, St. Joseph Health System Series 2013A, Rev., 5.00%, 7/1/2028	1,000	1,100
California Health Facilities Financing Authority, Stanford Healthcare Series 2017A, Rev., 5.00%, 11/15/2034	1,200	1,510
California Health Facilities Financing Authority, Sutter Health
Series 2018A, Rev., 5.00%, 11/15/2025	500	600
Series 2017A, Rev., 5.00%, 11/15/2034	1,500	1,880
California Public Finance Authority, Henry Mayo Newhall Hospital Rev., 4.00%, 10/15/2025	145	163
Regents of the University of California Medical Center Pooled Series 2016L, Rev., 5.00%, 5/15/2027	710	859

		23,753

Other Revenue — 12.7%
California County Tobacco Securitization Agency, Los Angeles County Securitization Corp.
Series 2020A, Rev., 5.00%, 6/1/2025	350	414
Series 2020A, Rev., 5.00%, 6/1/2026	600	733
Series 2020A, Rev., 5.00%, 6/1/2031	1,110	1,476
California County Tobacco Securitization Agency, Sonoma County Securitization Corp.
Rev., 5.00%, 6/1/2025	375	443
Rev., 5.00%, 6/1/2027	275	344
California Infrastructure & Economic Development Bank, Green Bond Rev., 5.00%, 10/1/2028	950	1,151
California Infrastructure and Economic Development Bank, Academy of Motion Picture Arts and Sciences Obligated Group, Green Bond Series 2020A, Rev., 5.00%, 11/1/2030	3,390	4,553
California Pollution Control Financing Authority, Solid Waste Disposal, Waste Management, Inc., Project Series 2015B-1, Rev., AMT, 3.00%, 11/1/2025	1,500	1,667
California State Public Works Board Series F, Rev., 5.00%, 5/1/2030	1,000	1,172
California State Public Works Board, Various Capital Projects Series B, Rev., 5.00%, 5/1/2030	2,435	3,244
City of San Bernardino, Single Family Mortgage Series A, Rev., GNMA COLL, 7.50%, 5/1/2023(b)	185	200
Contra Costa County Transportation Authority, Sales Tax Series A, Rev., 5.00%, 3/1/2032	2,000	2,323
Golden State Tobacco Securitization Corp., Enhanced Tobacco Settlement Series 2017A-1, Rev., 5.00%, 6/1/2024	2,500	2,836
Los Angeles County Metropolitan Transportation Authority, Sales Tax
Series 2021-A, Rev., 5.00%, 7/1/2032	2,000	2,772
Series 2019-B, Rev., 5.00%, 7/1/2035	2,000	2,555
Rev., 5.00%, 6/1/2037	1,000	1,322

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Midpeninsula Regional Open Space District
Rev., 5.00%, 9/1/2030	500	590
Rev., 5.00%, 9/1/2031	270	319
Pasadena Public Financing Authority, Rose Bowl Renovation Project Series 2010A, Rev., Zero Coupon, 3/1/2030	1,000	858
Riverside Public Financing Authority, Main Library Project Series 2019A, Rev., 5.00%, 11/1/2034‡	450	566
San Bernardino County Transportation Authority Series A, Rev., 5.00%, 3/1/2029	2,000	2,070
San Diego Association of Governments, Mid-Coast Corridor Transit Project Series A, Rev., 5.00%, 11/15/2025	1,500	1,737
San Diego Regional Building Authority, County Operations Center Series 2016A, Rev., 5.00%, 10/15/2033	2,370	2,791
San Francisco City and County Airport Commission, San Francisco International Airport, Special Facilities, SFO Fuel Company LLC Series 2019A, Rev., AMT, 5.00%, 1/1/2025	1,790	2,071
Santa Ana Financing Authority, Police Administration and Holding Facility Lease
Series A, Rev., NATL-RE, 6.25%, 7/1/2024	618	677
Series A, Rev., NATL-RE, 6.25%, 7/1/2024(b)	615	674
Santa Clara County Financing Authority, County Facilities
Series A, Rev., 5.00%, 5/1/2028	1,600	2,054
Series A, Rev., 5.00%, 5/1/2029	1,625	2,135
Santa Paula Utility Authority Rev., AGM, 5.00%, 2/1/2028	1,620	2,019
Southern California Water Replenishment District
Rev., 5.00%, 8/1/2030	1,050	1,239
Rev., 5.00%, 8/1/2031	1,420	1,676
Rev., 5.00%, 8/1/2032	2,410	2,842
Tobacco Securitization Authority of Northern California
Rev., 5.00%, 6/1/2028	500	642
Rev., 5.00%, 6/1/2029	360	471
Western Municipal Water District Facilities Authority, Tax-Exempt Series 2020A, Rev., 5.00%, 10/1/2029	325	434

		53,070

Prerefunded — 7.4%
Bay Area Toll Authority, Toll Bridge Series F-1, Rev., 5.00%, 4/1/2022(b)	3,030	3,154
California Health Facilities Financing Authority, Sutter Health
Series 2011D, Rev., 5.00%, 8/15/2021(b)	1,000	1,010
Series 2016A, Rev., 5.00%, 11/15/2025(b)	2,650	3,185
California Infrastructure and Economic Development Bank, Infrastructure State Revolving Fund Series 2014A, Rev., 5.00%, 10/1/2023(b)	1,000	1,114
County of Santa Clara, Campbell Union High School District GO, 5.00%, 8/1/2024(b)	1,700	1,956
Cupertino Union School District, 2013 Crossover Series A, GO, 5.00%, 8/1/2023(b)	1,000	1,106
Los Angeles Community College District Series A, GO, 5.00%, 8/1/2024(b)	1,500	1,726
San Diego Community College District, Election of 2006 GO, 5.00%, 8/1/2021(b)	1,000	1,008
San Jose Unified School District
GO, 5.00%, 8/1/2021(b)	1,610	1,623
GO, 5.00%, 8/1/2023(b)	2,750	3,040
Series C, GO, 5.00%, 8/1/2024(b)	2,460	2,830
San Mateo Union High School District, Election of 2006 Series A, GO, 5.00%, 9/1/2023(b)	2,035	2,256
Silicon Valley Clean Water, Wastewater Rev., 5.00%, 2/1/2024(b)	790	891
Sonoma County Junior College District GO, 5.00%, 8/1/2023(b)	1,000	1,106
Southern California Public Power Authority, Canyon Power Project Series 2016A, Rev., 5.00%, 7/1/2021(b)	500	502
State of California Department of Water Resources, Central Valley Project, Water System Series AW, Rev., 5.00%, 12/1/2026(b)	2,600	3,235
Ventura County Public Financing Authority Series A, Rev., 5.00%, 11/1/2022(b)	1,000	1,070

		30,812

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Transportation — 12.9%
California Municipal Finance Authority, Linxs Apartments Project, Senior Lien Series 2018A, Rev., AMT, 5.00%, 12/31/2028	1,750	2,201
City of Long Beach Harbor
Series 2014B, Rev., 5.00%, 5/15/2024	250	284
Series 2014B, Rev., 5.00%, 5/15/2026	250	283
Series B, Rev., 5.00%, 5/15/2027	225	255
Series 2017A, Rev., AMT, 5.00%, 5/15/2028	250	307
Series A, Rev., AMT, 5.00%, 5/15/2033	500	608
Series A, Rev., 5.00%, 5/15/2036	750	967
City of Los Angeles Department of Airports, International Airport Senior
Series B, Rev., AMT, 5.00%, 5/15/2027	2,000	2,489
Series 2020B, Rev., 5.00%, 5/15/2029	1,830	2,410
Series A, Rev., AMT, 5.00%, 5/15/2029	2,000	2,088
Series 2020A, Rev., 5.00%, 5/15/2030	2,000	2,651
Series 2020A, Rev., 5.00%, 5/15/2034	1,000	1,305
Series 2020A, Rev., 5.00%, 5/15/2038	1,000	1,293
City of Los Angeles Department of Airports, International Airport Subordinate
Series 2018D, Rev., AMT, 5.00%, 5/15/2024	2,000	2,270
Series A, Rev., AMT, 5.00%, 5/15/2030	1,475	1,861
Series C, Rev., 5.00%, 5/15/2031	1,250	1,461
Series 2018C, Rev., AMT, 5.00%, 5/15/2034	1,250	1,554
Foothill Eastern Transportation Corridor Agency, Senior Lien Series 1995A, Rev., Zero Coupon, 1/1/2026(b)	1,795	1,746
Port of Los Angeles, Harbor Department
Series 2011A, Rev., AMT, 5.00%, 8/1/2021	1,000	1,008
Series B, Rev., 5.00%, 8/1/2025	1,000	1,008
Series 2014A, Rev., AMT, 5.00%, 8/1/2031	1,500	1,684
Port of Los Angeles, Harbor Department, Private Activity Series A, Rev., AMT, 5.00%, 8/1/2025	1,000	1,174
Port of Oakland, Intermediate Lien
Rev., AMT, 5.00%, 5/1/2027	1,250	1,539
Rev., AMT, 5.00%, 5/1/2028	1,000	1,259
Rev., AMT, 5.00%, 5/1/2029	1,075	1,381
San Diego County Regional Airport Authority, Senior Airport
Series B, Rev., AMT, 5.00%, 7/1/2024	900	987
Series B, Rev., AMT, 5.00%, 7/1/2028	1,000	1,091
San Diego County Regional Airport Authority, Subordinate Airport
Series B, Rev., AMT, 5.00%, 7/1/2034	755	922
Series A, Rev., 5.00%, 7/1/2035	1,000	1,225
San Francisco City and County Airport Commission, San Francisco International Airport
Series 2017D, Rev., AMT, 5.00%, 5/1/2025	2,000	2,343
Series 2018G, Rev., AMT, 5.00%, 5/1/2027	1,200	1,487
Series H, Rev., AMT, 5.00%, 5/1/2027	1,400	1,734
Series 2012A, Rev., AMT, 5.00%, 5/1/2029	2,000	2,085
Series 2021A, Rev., AMT, 5.00%, 5/1/2031	2,500	3,332
Series 2019A, Rev., AMT, 5.00%, 5/1/2034	2,000	2,520
Series 2019A, Rev., AMT, 5.00%, 5/1/2035	1,000	1,258

		54,070

Utility — 4.8%
Los Angeles Department of Water and Power System
Series C, Rev., 5.00%, 7/1/2027	1,500	1,716
Series 2020A, Rev., 5.00%, 7/1/2029	2,000	2,652
Los Angeles Department of Water and Power, Power System
Series 2013A, Rev., 5.00%, 7/1/2027	2,165	2,328
Series D, Rev., 5.00%, 7/1/2032	2,480	3,166
Series 2019A, Rev., 5.00%, 7/1/2036	1,825	2,339
Series C, Rev., 5.00%, 7/1/2036	2,715	3,527
Series C, Rev., 5.00%, 7/1/2037	2,500	3,246
Southern California Public Power Authority, Apex Power Project Series 2014A, Rev., 5.00%, 7/1/2030	1,000	1,136

		20,110

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Investments	Principal Amount ($000)	Value ($000)
Water & Sewer—16.3%
City of Bakersfield, Wastewater Series 2015A, Rev., 5.00%, 9/15/2031	2,000	2,371
City of Glendale Rev., 3.00%, 2/1/2027	1,725	1,960
City of Los Angeles, Wastewater System Series B, Rev., 5.00%, 6/1/2033	1,500	1,756
City of Los Angeles, Wastewater System, Green Bonds
Series A, Rev., 5.00%, 6/1/2028	1,825	2,148
Series A, Rev., 5.00%, 6/1/2034	1,000	1,270
Series 2018A, Rev., 5.00%, 6/1/2035	1,500	1,903
City of San Francisco, Public Utilities Commission Water Series D, Rev., 5.00%, 11/1/2034	2,710	3,406
City of Santa Rosa, Wastewater Series B, Rev., AGM-CR, AMBAC, Zero Coupon, 9/1/2023	1,500	1,486
East Bay Municipal Utility District, Wastewater System Series A-2, Rev., 5.00%, 6/1/2038	1,580	2,243
East Bay Municipal Utility District, Water System Series 2019A, Rev., 5.00%, 6/1/2038	1,595	2,068
Eastern Municipal Water District Financing Authority, Water and Wastewater System
Series 2020A, Rev., 5.00%, 7/1/2032	1,050	1,415
Series 2016B, Rev., 5.00%, 7/1/2033	3,000	3,624
Series 2020A, Rev., 5.00%, 7/1/2034	1,250	1,675
Series 2020A, Rev., 5.00%, 7/1/2036	1,850	2,463
Los Angeles Department of Water and Power, Water System Series 2020C, Rev., 5.00%, 7/1/2037	1,000	1,323
Marin Water District Financing Authority, Subordinate Lien Series 2012A, Rev., 5.00%, 7/1/2028	1,185	1,247
Metropolitan Water District of Southern California, Waterworks
Series 2012F, Rev., 5.00%, 7/1/2028	2,000	2,106
Series A, Rev., 5.00%, 10/1/2029	1,500	1,560
Series 2019A, Rev., 5.00%, 7/1/2038	2,500	3,212
Novato Sanitary District, Wastewater Rev., 5.00%, 2/1/2026	1,530	1,857
San Diego County Water Authority
Series 2021B, Rev., 4.00%, 5/1/2033	2,000	2,548
Series 2021B, Rev., 4.00%, 5/1/2034	1,970	2,499
Santa Clara Valley Water District, Water System Series 2016A, Rev., 5.00%, 6/1/2030	1,600	1,912
Silicon Valley Clean Water, Wastewater Series A, Rev., 3.00%, 3/1/2024	2,000	2,120
State of California Department of Water Resources, Central Valley Project, Water System
Series 2019BA, Rev., 5.00%, 12/1/2024	1,500	1,750
Series 2019BA, Rev., 5.00%, 12/1/2026	1,500	1,871
Series BB, Rev., 5.00%, 12/1/2026	7,000	8,730
Series BB, Rev., 5.00%, 12/1/2028	3,000	3,943
Series 2019BA, Rev., 5.00%, 12/1/2033	1,500	1,965

		68,431

Total California		404,674

TOTAL MUNICIPAL BONDS (Cost $383,902)		404,674

	Shares (000)
SHORT-TERM INVESTMENTS — 2.5%
INVESTMENT COMPANIES — 2.5%
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(c)(d)(Cost $10,492)	10,489	10,495

Total Investments — 99.1% (Cost $394,394)		415,169
Other Assets Less Liabilities — 0.9%		3,589

Net Assets — 100.0%		418,758

Percentages indicated are based on net assets.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

Abbreviations

AGC	Insured by Assured Guaranty Corp.
AGM	Insured by Assured Guaranty Municipal Corp.
AMBAC	Insured by American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
COLL	Collateral
COP	Certificate of Participation
CR	Custodial Receipts
GNMA	Government National Mortgage Association
GO	General Obligation
NATL	Insured by National Public Finance Guarantee Corp.
RE	Reinsured
Rev.	Revenue
(a)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(b)	Security is prerefunded or escrowed to maturity.
(c)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(d)	The rate shown is the current yield as of May 31, 2021.
‡	Value determined using significant unobservable inputs.

JPMorgan California Tax Free Bond Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF MAY 31, 2021 (Unaudited) (continued)

(Dollar values in thousands)

A. Valuation of Investments —   Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board. A market-based approach is primarily used to value the Fund’s investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”) or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.

Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values per share as of the report date. Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Municipal Bonds
California
Certificate of Participation/Lease	$—	$1,072	$—	$1,072
Education	—	15,910	—	15,910
General Obligation	—	137,446	—	137,446
Hospital	—	23,753	—	23,753
Other Revenue	—	52,504	566	53,070
Prerefunded	—	30,812	—	30,812
Transportation	—	54,070	—	54,070
Utility	—	20,110	—	20,110
Water & Sewer	—	68,431	—	68,431

Total California	—	404,108	566	404,674

Total Municipal Bonds	—	404,108	566	404,674

Short-Term Investments
Investment Companies	10,495	—	—	10,495

Total Investments in Securities	$10,495	$404,108	$566	$415,169

B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund’s distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchase cost amount in the table below.

For the period ended May 31, 2021
Security Description	Value at February 28, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2021	Shares at May 31, 2021	Dividend Income	Capital Gain Distributions
JPMorgan Institutional Tax Free Money Market Fund Class IM Shares, 0.02%(a)(b)	$18,709	$34,982	$43,196	$3	$(3)	$10,495	10,489	$1	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2021.